Net Loss Per Share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
The following table sets forth the computation of basic and diluted loss per share of the Company's ordinary shares, net of non-controlling interest:

	Six months ended June 30,
	2024	2023
Numerator:
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations	$(47,676)	$(15,240)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations	(64)	(431)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc.	(47,740)	(15,671)
Denominator:
Weighted average shares outstanding used in calculating net loss per share	456,477,820	426,422,220

Basic and diluted loss per share:
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations	(0.10)	(0.04)
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations	—	—
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc.	$(0.10)	$(0.04)

Basic and diluted loss per share are computed using the weighted average number of ordinary shares outstanding during the period.